Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 116	$ 81	$ 350	$ 244
Net interest cost on net defined benefit liability	4	(3)	11	(9)
Past service cost (credit)		1		1
Defined benefit administrative expenses	3	3	8	8
Total	123	82	369	244
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	4	13	11
Net interest cost on net defined benefit liability	4	5	13	15
Total	9	9	26	26
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	6	7
Net interest cost on net defined benefit liability	7	8	21	24
Past service cost (credit)				2
Defined benefit administrative expenses	1	2	4	5
Total	$ 10	$ 12	$ 31	$ 38